Exhibit 99.1

World Omni Auto Receivables Trust 2016-A

Monthly Servicer Certificate

June 30, 2019

Dates Covered
Collections Period	06/01/19 - 06/30/19
Interest Accrual Period	06/17/19 - 07/14/19
30/360 Days	30
Actual/360 Days	28
Distribution Date	07/15/19

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 05/31/19	183,939,518.22	16,455
Yield Supplement Overcollateralization Amount 05/31/19	4,113,653.10	0
Receivables Balance 05/31/19	188,053,171.32	16,455
Principal Payments	9,190,562.82	303
Defaulted Receivables	429,653.04	32
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 06/30/19	3,782,070.69	0
Pool Balance at 06/30/19	174,650,884.77	16,120

Pool Statistics	$ Amount	# of Accounts
Pool Factor	19.43%
Prepayment ABS Speed	1.11%
Aggregate Starting Principal Balance	918,505,674.88	35,343

Delinquent Receivables:
Past Due 31-60 days	4,322,901.86	296
Past Due 61-90 days	1,404,231.02	93
Past Due 91-120 days	171,563.12	17
Past Due 121+ days	0.00	0
Total	5,898,696.00	406

Total 31+ Delinquent as % Ending Pool Balance	3.38%
Total 61+ Delinquent as % Ending Pool Balance	0.90%
Delinquency Trigger Occurred	NO

Recoveries	278,909.29
Aggregate Net Losses/(Gains) - June 2019	150,743.75
Ratio of Net Loss to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses Ratio	0.96%
Prior Net Losses Ratio	0.86%
Second Prior Net Losses Ratio	0.38%
Third Prior Net Losses Ratio	1.10%
Four Month Average	0.83%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	2.31%

Overcollateralization Target Amount	8,785,976.54
Actual Overcollateralization	8,785,976.54
Weighted Average APR	3.85%
Weighted Average APR, Yield Adjusted	5.72%
Weighted Average Remaining Term	29.55

Flow of Funds	$ Amount

Collections	10,037,031.53
Investment Earnings on Cash Accounts	42,245.24
Servicing Fee	(156,710.98)
Transfer to Collection Account	0.00
Available Funds	9,922,565.79

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	0.00
(2) Class A Interest	242,977.22
(3) Noteholders' First Priority Principal Distributable Amount	0.00
(4) Class B Interest	0.00
(5) Noteholders' Second Priority Principal Distributable Amount	502,656.91
(6) Required Reserve Account	0.00
(7) Noteholders' Principal Distributable Amount	8,785,976.54
(8) Asset Representation Reviewer Amounts (in excess of 1)	0.00
(9)(a) Supplemental Reserve Amount	0.00
(9)(b) Distribution to Certificateholders	390,955.12

Total Distributions of Available Funds	9,922,565.79

Servicing Fee	156,710.98
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount

Original Class A	840,800,000.00
Original Class B	18,030,000.00

Total Class A & B
Note Balance @ 06/17/19	175,153,541.68
Principal Paid	9,288,633.45
Note Balance @ 07/15/19	165,864,908.23

Class A-1
Note Balance @ 06/17/19	0.00
Principal Paid	0.00
Note Balance @ 07/15/19	0.00
Note Factor @ 07/15/19	0.0000000%

Class A-2
Note Balance @ 06/17/19	0.00
Principal Paid	0.00
Note Balance @ 07/15/19	0.00
Note Factor @ 07/15/19	0.0000000%

Class A-3
Note Balance @ 06/17/19	82,323,541.68
Principal Paid	9,288,633.45
Note Balance @ 07/15/19	73,034,908.23
Note Factor @ 07/15/19	27.8759192%

Class A-4
Note Balance @ 06/17/19	74,800,000.00
Principal Paid	0.00
Note Balance @ 07/15/19	74,800,000.00
Note Factor @ 07/15/19	100.0000000%

Class B
Note Balance @ 06/17/19	18,030,000.00
Principal Paid	0.00
Note Balance @ 07/15/19	18,030,000.00
Note Factor @ 07/15/19	100.0000000%

Interest & Principal Payments	$ Amount

Total Interest Paid	242,977.22
Total Principal Paid	9,288,633.45
Total Paid	9,531,610.67

Class A-1
Coupon	0.62000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2
Coupon	1.32000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2 Holders	0.00

Class A-3
Coupon	1.77000%
Interest Paid	121,427.22
Principal Paid	9,288,633.45
Total Paid to A-3 Holders	9,410,060.67

Class A-4
Coupon	1.95000%
Interest Paid	121,550.00
Principal Paid	0.00
Total Paid to A-4 Holders	121,550.00

Class B
Coupon	0.00000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to B Holders	0.00

Distribution per $1,000 of Notes	Total

Total Interest Distribution Amount	0.2829165
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	10.8154506
Total Distribution Amount	11.0983671

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2 Interest Distribution Amount	0.0000000
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	0.0000000
Total A-2 Distribution Amount	0.0000000

A-3 Interest Distribution Amount	0.4634627
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	35.4527994
Total A-3 Distribution Amount	35.9162621

A-4 Interest Distribution Amount	1.6250000
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	1.6250000

B Interest Distribution Amount	0.0000000
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	0.0000000

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	54.12
Noteholders' Principal Distributable Amount	945.88

Account Balances	$ Amount

Reserve Account
Balance as of 06/17/19	22,196,494.13
Investment Earnings	41,542.59
Investment Earnings Paid	(41,542.59)
Deposit/(Withdrawal)	-
Balance as of 07/15/19	22,196,494.13
Change	-

Total Reserve Amount	22,196,494.13